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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2005

Check here if Amendment / /;                      Amendment Number: / /
       This Amendment (Check only one.):          / / is a restatement.
                                                  / / adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     McCarthy Capital Corporation

Address:  First National Tower, 1601 Dodge Street, Suite 3800
          Omaha, Nebraska
          68102

Form 13F File Number:   28-10992

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michelle M. Swanger
Title:  Assistant Secretary
Phone:  (402) 932-8600

Signature, Place, and Date of Signing:

    /s/ Michelle M. Swanger         Omaha, Nebraska                 2/13/06
         [Signature]                 [City, State]                  [Date]

Report type (Check only one.):

/X/       13F HOLDINGS REPORT.        (Check here if all holdings of this
                                      reporting manager are reported in this
                                      report.)

/ /       13F NOTICE.                 (Check here if no holdings reported are
                                      in this report, and all holdings are
                                      reported by other reporting manager (s).)

/ /       13F COMBINATION REPORT.     (Check here is a portion of the holdings
                                      for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

          Form 13F File Number                             Name

          28-
          [Repeat as necessary.]


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                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       3

Form 13F Information Table Value Total:       $43,502
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.                 Form 13F File Number           Name

     1                   28-05487                       McCarthy Group, Inc.

    [Repeat as necessary.]


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MCCARTHY CAPITAL CORPORATION
Form 13F Information Table
December 31, 2005


                                  Voting Authority


                                  Title of                 Value      Shares/    Sh/  Put/      Invstmt  Other
Name of Issuer                    class      CUSIP        (x$1000)   Prn Amt    Prn  Call      Dscretn  Managers Sole  Shared None
Novastar Financial, Inc.          COM        669947400    2530       90000      SH    Defined  1        90000
Stewart Enterprises Inc. Cl. A    COM        860370105    8410       1554481    SH    Defined  1        1554481
Cabela's Inc Cl A                 COM        126804301    32562      1961579    SH    Defined  1        1961579
REPORT SUMMARY                      3        DATA RECORDS 43502